SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income taxes (Details)	3 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Unrecognized tax benefits	$ 0		$ 0		$ 0
Accrued for interest and penalties	0		0	$ 0
Income tax expense on the income earned in the trust account	$ 176,925	$ 0	$ 294,474	$ 0
Number of operating segment | segment			1